UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

February 28, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 161.1%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$420	$358,702
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	175	178,300

		$537,002

Education — 29.1%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,158,580
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	523,250
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,258,152
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	831,007
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	525,335
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	451,387
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/35	750	794,730
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	652,488
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	620,370
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	596,378
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/30	750	795,885
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	818,407
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	273,515
University of Pittsburgh, 5.25%, 9/15/29	500	569,415
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	614,434

		$10,483,333

General Obligations — 12.9%
Chester County, 5.00%, 7/15/27	$500	$557,050
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,073,750
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,102,650
Philadelphia School District, 6.00%, 9/1/38	1,000	1,085,830
West York Area School District, 5.00%, 4/1/33	750	815,910

		$4,635,190

Hospital — 23.5%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$554,260
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	772,747
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	826,425
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	488,770
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	778,875
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,485	1,503,236

Security	Principal Amount (000’s omitted)	Value
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	$1,095	$1,149,290
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	259,340
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(2)	1,000	1,157,350
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	706,293
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	262,098

		$8,458,684

Housing — 9.9%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$310	$313,153
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	875	882,831
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	605	605,853
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	470	490,003
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	765	772,237
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	495	498,138

		$3,562,215

Industrial Development Revenue — 8.5%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$218,126
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	775,350
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	280,822
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,283,410
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	518,495

		$3,076,203

Insured-Education — 8.3%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$528,125
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,105	1,146,028
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	393,994
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	930,545

		$2,998,692

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$940,820

		$940,820

Insured-Escrowed/Prerefunded — 9.8%
Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,673,872
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,850,500

		$3,524,372

Insured-General Obligations — 6.0%
Beaver County, (AGM), 5.55%, 11/15/31	$500	$552,790
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	750	824,265
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	794,783

		$2,171,838

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 5.0%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$310,088
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,483,416

		$1,793,504

Insured-Lease Revenue/Certificates of Participation — 4.9%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$523,590
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,233,730

		$1,757,320

Insured-Special Tax Revenue — 2.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$649,040
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	156,635

		$805,675

Insured-Transportation — 8.6%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$563,430
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,618
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(3)	1,800	1,536,228

		$3,108,276

Insured-Water and Sewer — 3.0%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$530,995
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (NPFG), (AMT), 5.00%, 11/1/36	525	531,484

		$1,062,479

Senior Living/Life Care — 2.5%
Cliff House Trust, (AMT), 6.625%, 6/1/27(4)	$1,000	$384,300
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	100	102,651
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	204,612
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	201,256

		$892,819

Special Tax Revenue — 0.3%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$121,151

		$121,151

Transportation — 16.7%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$492,840
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	298,717
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	462,240
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	1,048,290
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,403,931
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	841,590
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	453,189
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,027,463

		$6,028,260

Utilities — 1.7%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$617,256

		$617,256

Water and Sewer — 4.1%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$694,328
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	784,635

		$1,478,963

		Value
Total Tax-Exempt Municipal Securities — 161.1% (identified cost $56,002,606)		$58,054,052

Taxable Municipal Securities — 0.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$5	$0

Total Taxable Municipal Securities — 0.0% (identified cost $5,427)		$0

Total Investments — 161.1% (identified cost $56,008,033)		$58,054,052

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.8)%		$(21,175,203)

Other Assets, Less Liabilities — (2.3)%		$(852,831)

Net Assets Applicable to Common Shares — 100.0%		$36,026,018

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 31.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 13.7% of total investments.

(1)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $636,228.

(4)	Defaulted bond.

A summary of open financial instruments at February 28, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	AggregateCost	Value	Net Unrealized Depreciation
6/14	50 U.S. Long Treasury Bond	Short	$(6,559,674)	$(6,653,125)	$(93,451)

At February 28, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $93,451.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,301,673

Gross unrealized appreciation	$3,244,229
Gross unrealized depreciation	(1,141,850)

Net unrealized appreciation	$2,102,379

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$58,054,052	$—	$58,054,052
Taxable Municipal Securities	—	0	—	0
Total Investments	$—	$58,054,052	$—	$58,054,052

Liability Description
Futures Contracts	$(93,451)	$—	$—	$(93,451)
Total	$(93,451)	$—	$—	$(93,451)

The Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 21, 2014